Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	117,750,235.59	12,044
Yield Supplement Overcollateralization Amount 11/30/25	1,318,024.84	0
Receivables Balance 11/30/25	119,068,260.43	12,044
Principal Payments	8,129,527.56	252
Defaulted Receivables	225,530.39	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	1,164,791.21	0
Pool Balance at 12/31/25	109,548,411.27	11,777

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.48%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,465,316.27	315
Past Due 61-90 days	1,152,221.60	78
Past Due 91-120 days	126,148.91	10
Past Due 121+ days	0.00	0
Total	5,743,686.78	403

Total 31+ Delinquent as % Aggregate Ending Principal Balance	5.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.15%
Delinquency Trigger Occurred	NO

Recoveries	189,736.63
Aggregate Net Losses/(Gains) - December 2025	35,793.76
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.36%
Prior Net Losses/(Gains) Ratio	0.27%
Second Prior Net Losses/(Gains) Ratio	0.67%
Third Prior Net Losses/(Gains) Ratio	-0.12%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.67%
Weighted Average Contract Rate, Yield Adjusted	5.97%
Weighted Average Remaining Term	21.37

Flow of Funds	$ Amount
Collections	8,804,105.52
Investment Earnings on Cash Accounts	8,565.17
Servicing Fee	(99,223.55)
Transfer to Collection Account	-
Available Funds	8,713,447.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	112,901.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	3,557,626.39
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	316,864.09

Total Distributions of Available Funds	8,713,447.14

Servicing Fee	99,223.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	113,106,037.66
Principal Paid	8,201,824.32
Note Balance @ 01/15/26	104,904,213.34

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-4
Note Balance @ 12/15/25	71,306,037.66
Principal Paid	8,201,824.32
Note Balance @ 01/15/26	63,104,213.34
Note Factor @ 01/15/26	79.7273700%

Class B
Note Balance @ 12/15/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	27,870,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	13,930,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	194,758.73
Total Principal Paid	8,201,824.32
Total Paid	8,396,583.05

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.90000%
Interest Paid	112,901.23
Principal Paid	8,201,824.32
Total Paid to A-4 Holders	8,314,725.55

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2102068
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.8523862
Total Distribution Amount	9.0625930

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.4264211
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	103.6238069
Total A-4 Distribution Amount	105.0502280

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	433.76
Noteholders' Principal Distributable Amount	566.24

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	2,322,098.97
Investment Earnings	7,061.87
Investment Earnings Paid	(7,061.87)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,150,455.13	$1,060,332.63	$1,167,245.90
Number of Extensions	84	80	85
Ratio of extensions to Beginning of Period Receivables Balance	0.97%	0.84%	0.86%